Assumptions for Black-Scholes Option Pricing Model to Determine Fair Value of Stock Options Granted (Detail) (USD $)	6 Months Ended
Jun. 30, 2011 Month Year
Assumptions:
Risk-free rate	0.96%
Risk-free rate	1.92%
Expected term (in years)	3.7
Expected term (in years)	5.1
Volatility	54.10%
Minimum
Assumptions:
Calculated fair value per option	$ 11.32
Maximum
Assumptions:
Calculated fair value per option	$ 13.53